Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Feb. 28, 2011
MFS Sector Rotational Fund (Prospectus Summary): | MFS Sector Rotational Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	MFS ® Equity Opportunities Fund
Supplement Text	ck0001330967_SupplementTextBlock

SUPPLEMENT TO PROSPECTUS

The date of this supplement is August 1, 2011.

MFS ® Equity Opportunities Fund

(formerly, MFS ® Sector Rotational Fund)

Effective August 1, 2011, the name of the fund changed from MFS ® Sector Rotational Fund to MFS ® Equity Opportunities Fund.

Effective immediately, the sub-section entitled “Principal Investment Strategies” under the main heading “Summary of Key Information” is restated in its entirety as follows:

MFS (Massachusetts Financial Services Company, the fund's investment adviser) normally invests at least 80% of the fund’s net assets in equity securities. Equity securities include common stocks, preferred stocks, securities convertible into stocks, and depositary receipts for those securities.

In selecting investments for the fund, MFS is not constrained to any particular investment style. MFS may invest the fund’s assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies), in the stocks of companies it believes are undervalued compared to their perceived worth (value companies), or in a combination of growth and value companies.

MFS may invest the fund’s assets in companies of any size.

MFS may invest the fund’s assets in foreign securities.

MFS may invest a relatively large percentage of the fund’s assets in issuers in a single sector or small number of sectors.

MFS uses a bottom-up investment approach to buying and selling investments for the fund. Investments for the fund are selected based on fundamental and quantitative analysis of each investment. MFS uses fundamental analysis of issuers and their potential in light of their current financial condition and market, economic, political, and regulatory conditions. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. MFS also uses quantitative models to systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality and other factors.

MFS Sector Rotational Fund | A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SRFAX
MFS Sector Rotational Fund | B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SRFBX
MFS Sector Rotational Fund | C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SRFCX
MFS Sector Rotational Fund | W
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SRFWX
MFS Sector Rotational Fund | R1
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SRFDX
MFS Sector Rotational Fund | R2
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SRFEX
MFS Sector Rotational Fund | R3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SRFFX
MFS Sector Rotational Fund | R4
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SRFGX
MFS Sector Rotational Fund | I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SRFIX